united states
securities and exchange commission

Washington, D.C. 20549

form n-csrs

certified shareholder report of registered management
investment companies

Investment Company Act file number: 811-08549

Oak Associates Funds
(Exact name of registrant as specified in charter)

3800 Embassy Parkway, Suite 310
Akron, Ohio 44333
(Address of principal executive offices)(Zip code)

Charles A. Kiraly
3800 Embassy Parkway, Suite 310
Akron, Ohio 44333
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

Black Oak Emerging Technology Fund

Class I (BOGSX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Black Oak Emerging Technology Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://oakfunds.com/strategies/black-oak-emerging-technology/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	1.04%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
71.1%
Industrials
11.7%
Consumer Discretionary
6.9%
Health Care
4.1%
Cash & Other Assets
6.2%

Value	Value
Cash & Other Assets	6.2%
Health Care	4.1%
Consumer Discretionary	6.9%
Industrials	11.7%
Technology	71.1%

Fund Statistics

Net Assets	$54,068,829
Number of Portfolio Holdings	31
Advisory Fee	$212,533
Portfolio Turnover	2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Black Oak Emerging Technology Fund - Class I (BOGSX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/black-oak-emerging-technology/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-BOGSX

Live Oak Health Sciences Fund

Class I (LOGSX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Live Oak Health Sciences Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://oakfunds.com/strategies/live-oak-health-sciences/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.04%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	3.5%
Health Care	96.5%

Fund Statistics

Net Assets	$49,453,192
Number of Portfolio Holdings	31
Advisory Fee	$185,931
Portfolio Turnover	9%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Live Oak Health Sciences Fund - Class I (LOGSX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/live-oak-health-sciences/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-LOGSX

Pin Oak Equity Fund

Class I (POGSX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Pin Oak Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://oakfunds.com/strategies/pin-oak-equity/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.95%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
29.3%
Health Care
20.2%
Financials
17.6%
Communications
13.2%
Consumer Discretionary
11.7%
Industrials
6.2%
Energy
1.3%
Cash & Other Assets
0.5%

Value	Value
Cash & Other Assets	0.5%
Energy	1.3%
Industrials	6.2%
Consumer Discretionary	11.7%
Communications	13.2%
Financials	17.6%
Health Care	20.2%
Technology	29.3%

Fund Statistics

Net Assets	$126,189,746
Number of Portfolio Holdings	29
Advisory Fee	$489,092
Portfolio Turnover	2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Pin Oak Equity Fund - Class I (POGSX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/pin-oak-equity/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-POGSX

Red Oak Technology Select Fund

Class I (ROGSX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Red Oak Technology Select Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://oakfunds.com/strategies/red-oak-technology-select/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.90%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
69.6%
Communications
12.4%
Consumer Discretionary
11.3%
Industrials
2.8%
Cash & Other Assets
3.9%

Value	Value
Cash & Other Assets	3.9%
Industrials	2.8%
Consumer Discretionary	11.3%
Communications	12.4%
Technology	69.6%

Fund Statistics

Net Assets	$581,461,595
Number of Portfolio Holdings	27
Advisory Fee	$2,371,089
Portfolio Turnover	1%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Red Oak Technology Select Fund - Class I (ROGSX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/red-oak-technology-select/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-ROGSX

River Oak Discovery Fund

Class I (RIVSX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about River Oak Discovery Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://oakfunds.com/strategies/river-oak-discovery/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.22%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
37.6%
Technology
24.3%
Financials
14.4%
Health Care
9.1%
Consumer Discretionary
3.9%
Consumer Staples
2.5%
Cash & Other Assets
8.2%

Value	Value
Cash & Other Assets	8.2%
Consumer Staples	2.5%
Consumer Discretionary	3.9%
Health Care	9.1%
Financials	14.4%
Technology	24.3%
Industrials	37.6%

Fund Statistics

Net Assets	$19,289,539
Number of Portfolio Holdings	28
Advisory Fee	$80,654
Portfolio Turnover	0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

River Oak Discovery Fund - Class I (RIVSX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/river-oak-discovery/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-RIVSX

Rock Oak Core Growth Fund

Class I (RCKSX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rock Oak Core Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://oakfunds.com/strategies/rock-oak-core-growth/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.25%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
25.8%
Health Care
21.4%
Technology
19.2%
Financials
13.8%
Materials
7.8%
Consumer Discretionary
4.6%
Energy
4.2%
Cash & Other Assets
3.2%

Value	Value
Cash & Other Assets	3.2%
Energy	4.2%
Consumer Discretionary	4.6%
Materials	7.8%
Financials	13.8%
Technology	19.2%
Health Care	21.4%
Industrials	25.8%

Fund Statistics

Net Assets	$12,043,666
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$35,108
Portfolio Turnover	7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Rock Oak Core Growth Fund - Class I (RCKSX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/rock-oak-core-growth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-RCKSX

White Oak Select Growth Fund

Class I (WOGSX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about White Oak Select Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://oakfunds.com/strategies/white-oak-select-growth/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.91%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
24.0%
Health Care
23.4%
Financials
19.6%
Communications
14.6%
Consumer Discretionary
14.5%
Cash & Other Assets
3.9%

Value	Value
Cash & Other Assets	3.9%
Consumer Discretionary	14.5%
Communications	14.6%
Financials	19.6%
Health Care	23.4%
Technology	24.0%

Fund Statistics

Net Assets	$388,731,825
Number of Portfolio Holdings	25
Advisory Fee	$1,508,707
Portfolio Turnover	0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

White Oak Select Growth Fund - Class I (WOGSX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/white-oak-select-growth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-WOGSX

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

OAK
ASSOCIATES FUNDS

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

April 30, 2025

White Oak Select Growth Fund	WOGSX
Pin Oak Equity Fund	POGSX
Rock Oak Core Growth Fund	RCKSX
River Oak Discovery Fund	RIVSX
Red Oak Technology Select Fund	ROGSX
Black Oak Emerging Technology Fund	BOGSX
Live Oak Health Sciences Fund	LOGSX

OAK ASSOCIATES FUNDS Grow Stronger Together.

OAK ASSOCIATES FUNDS

This Page Intentionally Left Blank

At Oak, we believe the sustainable long-term growth for investors is best achieved through a concentrated focus on companies and sectors. Our high-conviction stock selection process centers on identifying multiple drivers of growth and engaging in fundamental research to uncover the right businesses within the right sectors. We then take meaningful positions - targeting unrealized value and seeking long-term capital appreciation independent of typical index results.

Dual-Concentrated Investment Approach

Long-term fundamental and multi-cycle analysis to uncover the highest conviction sectors and holdings fueled by multiple drivers of growth.

SECTOR GROWTH DRIVERS

▼	Overall Macro Trends
▼	Relative Valuations
▼	Competitive Durability
▼	Earnings Sustainability
▼	Sub-sector Thematics
▼	Rates and Yields

FAVORABLE SECTORS
Top-down approach
OAK
Bottom-up approach
ATTRACTIVE STOCKS

COMPANY GROWTH DRIVERS

Quantitative Screens	▲
Management Strength & Track Report	▲
MOAT+ Competitive Advantage	▲
Business Sustainability & Pricing Power	▲
Market Position & Leadership	▲
Long-term Earnings Growth	▲

Our Top-Down approach identifies Favorable Sectors in which to invest, while our Bottom-Up approach finds Attractive Stocks within those Favorable Sectors.

TABLE of CONTENTS

Financial Statements
Schedules of Investments	1
Statements of Assets and Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26
Financial Highlights	32
Notes to Financial Statements	36
Additional Information	48

Schedule of Investments	White Oak Select Growth Fund
As of April 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.04%
COMMUNICATIONS — 14.62%
Internet Media & Services — 14.62%
Alphabet, Inc. - Class A	95,702	$15,197,478
Alphabet, Inc. - Class C	122,396	19,692,292
Meta Platforms, Inc. - Class A	39,980	21,949,020
		56,838,790
CONSUMER DISCRETIONARY — 14.47%
E-Commerce Discretionary — 9.29%
Amazon.com, Inc.(a)	195,913	36,130,276

Retail - Discretionary — 5.18%
Lowe’s Companies, Inc.	90,000	20,120,400

FINANCIALS — 19.61%
Asset Management — 6.58%
Charles Schwab Corp. (The)	314,100	25,567,740

Banking — 7.67%
JPMorgan Chase & Co.	121,957	29,833,121

Institutional Financial Services — 1.02%
State Street Corp.	45,300	3,990,930

Insurance — 4.34%
Chubb Ltd.	58,937	16,860,697

HEALTH CARE — 23.38%
Biotech & Pharma — 12.02%
Amgen, Inc.	82,460	23,989,263
Novartis AG - ADR(a)	114,060	12,944,670
Pfizer, Inc.	400,700	9,781,087
		46,715,020
Health Care Facilities & Services — 5.84%
Cigna Corp.	32,952	11,204,998
Labcorp Holdings, Inc.(b)	47,770	11,513,048
		22,718,046

1-888-462-5386 | www.oakfunds.com	1

White Oak Select Growth Fund	Schedule of Investments
As of April 30, 2025 (Unaudited)

	Shares	Fair Value
Medical Equipment & Devices — 5.52%
Alcon, Inc.(b)	138,000	$13,470,180
Zimmer Biomet Holdings, Inc.	77,390	7,975,039
		21,445,219
TECHNOLOGY — 23.96%
Semiconductors — 12.64%
KLA Corp.	26,628	18,711,229
NXP Semiconductors NV	66,513	12,259,011
QUALCOMM, Inc.	122,300	18,156,658
		49,126,898
Software — 2.08%
Microsoft Corp.	20,500	8,102,830

Technology Hardware — 4.90%
Cisco Systems, Inc.	330,000	19,050,900

Technology Services — 4.34%
Cognizant Technology Solutions Corp. - Class A(b)	100,000	7,357,000
Visa, Inc. - Class A	27,475	9,492,613
		16,849,613
TOTAL COMMON STOCKS
(Cost $163,384,311)		373,350,480

2	Semi-Annual Financial Statements | April 30, 2025

Schedule of Investments	White Oak Select Growth Fund
As of April 30, 2025 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 11.98%
REPURCHASE AGREEMENTS — 3.93%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 4/30/2025 and maturing 5/1/2025, collateralized by U.S. Treasury Securities with rates ranging from 1.13% to 4.50% and maturity dates ranging from 5/15/2027 to 2/29/2028 with a par value of $15,062,408 and a collateral value of $15,578,332	15,272,871	$15,272,871

COLLATERAL FOR SECURITIES LOANED — 8.05%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(c)	31,277,738	31,277,738

TOTAL SHORT-TERM INVESTMENTS
(Cost $46,550,609)		46,550,609

TOTAL INVESTMENTS — 108.02%
(Cost $209,934,920)		419,901,089

Liabilities in Excess of Other Assets — (8.02)%		(31,169,264)

NET ASSETS — 100.00%		$388,731,825

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $30,836,920.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2025.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	3

Pin Oak Equity Fund	Schedule of Investments
As of April 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.44%
COMMUNICATIONS — 13.23%
Internet Media & Services — 13.23%
Alphabet, Inc. - Class A	27,500	$4,367,000
Alphabet, Inc. - Class C	41,243	6,635,586
Meta Platforms, Inc. - Class A	10,359	5,687,091
		16,689,677
CONSUMER DISCRETIONARY — 11.68%
E-Commerce Discretionary — 10.06%
Amazon.com, Inc.(a)	46,556	8,585,857
eBay, Inc.(b)	60,216	4,104,323
		12,690,180
Leisure Facilities & Services — 1.62%
Flutter Entertainment PLC(a)	8,480	2,043,595

ENERGY — 1.26%
Oil & Gas Producers — 1.26%
Coterra Energy, Inc.	65,000	1,596,400

FINANCIALS — 17.60%
Asset Management — 5.97%
Charles Schwab Corp. (The)	92,500	7,529,500

Institutional Financial Services — 6.91%
Bank of New York Mellon Corp. (The)	92,745	7,457,626
Northern Trust Corp.	13,455	1,264,501
		8,722,127
Insurance — 4.72%
Assurant, Inc.	30,900	5,955,666

HEALTH CARE — 20.21%
Biotech & Pharma — 11.12%
Amgen, Inc.	18,500	5,382,020
Gilead Sciences, Inc.	48,145	5,129,368
Regeneron Pharmaceuticals, Inc.(a)	5,881	3,521,308
		14,032,696

4	Semi-Annual Financial Statements | April 30, 2025

Schedule of Investments	Pin Oak Equity Fund
As of April 30, 2025 (Unaudited)

	Shares	Fair Value
Health Care Facilities & Services — 9.09%
McKesson Corp.	12,484	$8,898,470
Quest Diagnostics, Inc.	14,417	2,569,398
		11,467,868
INDUSTRIALS — 6.18%
Electrical Equipment — 4.01%
Amphenol Corp. - Class A	65,720	5,057,154

Industrial Support Services — 1.12%
Applied Industrial Technologies, Inc.	5,815	1,414,673

Machinery — 1.05%
ESAB Corp.	10,997	1,320,960

TECHNOLOGY — 29.28%
Semiconductors — 5.76%
Cirrus Logic, Inc.(a)	11,836	1,136,730
KLA Corp.	8,729	6,133,781
		7,270,511
Software — 7.25%
Akamai Technologies, Inc.(a)	39,507	3,183,474
Microsoft Corp.	10,953	4,329,283
Zscaler, Inc.(a)	7,220	1,632,947
		9,145,704
Technology Services — 16.27%
Amdocs Ltd.	66,587	5,898,276
Paychex, Inc.	34,649	5,097,561
Visa, Inc. - Class A	27,620	9,542,710
		20,538,547
TOTAL COMMON STOCKS
(Cost $57,403,256)		125,475,258

1-888-462-5386 | www.oakfunds.com	5

Pin Oak Equity Fund	Schedule of Investments
As of April 30, 2025 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 3.52%
REPURCHASE AGREEMENTS — 1.13%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 4/30/2025 and maturing 5/1/2025, collateralized by U.S. Treasury Securities with rates ranging from 1.13% to 4.50% and maturity dates ranging from 5/15/2027 to 2/29/2028 with a par value of $1,407,488 and a collateral value of $1,455,698	1,427,155	$1,427,155

COLLATERAL FOR SECURITIES LOANED — 2.39%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(c)	3,019,156	3,019,156

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,446,311)		4,446,311

TOTAL INVESTMENTS — 102.96%
(Cost $61,849,567)		129,921,569

Liabilities in Excess of Other Assets — (2.96)%		(3,731,823)

NET ASSETS — 100.00%		$126,189,746

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $2,993,246.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

6	Semi-Annual Financial Statements | April 30, 2025

Schedule of Investments	Rock Oak Core Growth Fund
As of April 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.89%
CONSUMER DISCRETIONARY — 4.61%
Leisure Products — 2.10%
Thor Industries, Inc.(a)	3,490	$252,746

Wholesale - Discretionary — 2.51%
Pool Corp.	1,030	301,934

ENERGY — 4.24%
Oil & Gas Producers — 4.24%
Murphy USA, Inc.	1,024	510,536

FINANCIALS — 13.83%
Institutional Financial Services — 4.56%
Northern Trust Corp.	2,476	232,695
Virtu Financial, Inc. - Class A	8,100	317,115
		549,810
Insurance — 9.27%
Assurant, Inc.	1,830	352,714
Hartford Financial Services Group, Inc. (The)	6,225	763,621
		1,116,335
HEALTH CARE — 21.44%
Biotech & Pharma — 10.82%
Exelixis, Inc.(b)	15,176	594,140
Jazz Pharmaceuticals PLC(b)	4,005	468,425
Viatris, Inc.	28,547	240,366
		1,302,931
Health Care Facilities & Services — 10.62%
Cardinal Health, Inc.	5,250	741,773
Quest Diagnostics, Inc.	3,015	537,333
		1,279,106
INDUSTRIALS — 25.80%
Aerospace & Defense — 3.72%
TransDigm Group, Inc.	317	447,943

Commercial Support Services — 4.84%
Republic Services, Inc.	2,323	582,492

1-888-462-5386 | www.oakfunds.com	7

Rock Oak Core Growth Fund	Schedule of Investments
As of April 30, 2025 (Unaudited)

	Shares	Fair Value
Electrical Equipment — 2.72%
BWX Technologies, Inc.	3,000	$327,360

Industrial Support Services — 3.91%
Applied Industrial Technologies, Inc.	1,936	470,990

Machinery — 10.61%
Curtiss -Wright Corp.	1,434	494,573
ESAB Corp.	3,618	434,594
Nordson Corp.	1,839	348,619
		1,277,786
MATERIALS — 7.78%
Chemicals — 3.36%
CF Industries Holdings, Inc.	5,159	404,311

Construction Materials — 4.42%
Carlisle Companies, Inc.(a)	1,405	533,169

TECHNOLOGY — 19.19%
Software — 4.12%
Veeva Systems, Inc. - Class A(b)	900	210,321
Zscaler, Inc.(a)(b)	1,264	285,879
		496,200
Technology Hardware — 8.09%
F5, Inc.(b)	2,070	548,012
NetApp, Inc.	4,748	426,133
		974,145
Technology Services — 6.98%
Amdocs Ltd.	3,602	319,065
Cognizant Technology Solutions Corp. - Class A(a)	4,000	294,280
Science Applications International Corp.	1,880	227,536
		840,881
TOTAL COMMON STOCKS
(Cost $7,295,363)		11,668,675

8	Semi-Annual Financial Statements | April 30, 2025

Schedule of Investments	Rock Oak Core Growth Fund
As of April 30, 2025 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 13.93%
REPURCHASE AGREEMENTS — 3.07%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 4/30/2025 and maturing 5/1/2025, collateralized by U.S. Treasury Securities with rates ranging from 1.13% to 4.50% and maturity dates ranging from 5/15/2027 to 2/29/2028 with a par value of $364,425 and a collateral value of $376,908	369,517	$369,517

COLLATERAL FOR SECURITIES LOANED — 10.86%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(c)	1,308,416	1,308,416

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,677,933)		1,677,933

TOTAL INVESTMENTS — 110.82%
(Cost $8,973,296)		13,346,608

Liabilities in Excess of Other Assets — (10.82)%		(1,302,942)

NET ASSETS — 100.00%		$12,043,666

(a)	Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $1,281,137.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	9

River Oak Discovery Fund	Schedule of Investments
As of April 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 91.67%
CONSUMER DISCRETIONARY — 3.82%
Retail - Discretionary — 3.82%
Asbury Automotive Group, Inc.(a)	3,380	$737,313

CONSUMER STAPLES — 2.47%
Household Products — 2.47%
Energizer Holdings, Inc.	17,603	475,985

FINANCIALS — 14.35%
Asset Management — 7.36%
AllianceBernstein Holding LP	21,518	847,809
Artisan Partners Asset Management, Inc. - Class A	15,502	573,264
		1,421,073
Insurance — 6.99%
CNO Financial Group, Inc.	19,434	737,326
Selective Insurance Group, Inc.	7,000	610,610
		1,347,936
HEALTH CARE — 9.09%
Biotech & Pharma — 5.71%
Prestige Consumer Healthcare, Inc.(a)	13,557	1,101,235

Health Care Facilities & Services — 3.38%
Ensign Group, Inc. (The)(b)	5,057	652,303

INDUSTRIALS — 37.62%
Commercial Support Services — 17.09%
Barrett Business Services, Inc.	30,847	1,251,154
Kforce, Inc.	14,641	559,286
Korn Ferry	11,359	700,850
V2X, Inc.(a)	15,768	784,616
		3,295,906
Electrical Equipment — 5.08%
Advanced Energy Industries, Inc.	10,072	981,114

10	Semi-Annual Financial Statements | April 30, 2025

Schedule of Investments	River Oak Discovery Fund
As of April 30, 2025 (Unaudited)

	Shares	Fair Value
Industrial Support Services — 5.99%
Applied Industrial Technologies, Inc.	4,750	$1,155,580

Machinery — 9.46%
ESAB Corp.	5,971	717,237
Kadant, Inc.(b)	3,752	1,106,840
		1,824,077
TECHNOLOGY — 24.32%
Semiconductors — 19.41%
Ambarella, Inc.(a)	3,524	169,117
Cirrus Logic, Inc.(a)	9,439	906,521
Cohu, Inc.(a)	23,005	368,080
Diodes, Inc.(a)	6,980	268,032
Kulicke & Soffa Industries, Inc.(b)	22,922	738,776
Silicon Motion Technology Corp. - ADR	12,436	615,582
Tower Semiconductor Ltd.(a)	18,941	677,709
		3,743,817
Software — 3.29%
Clear Secure, Inc. - Class A(b)	20,198	498,487
Verint Systems, Inc.(a)(b)	7,788	137,380
		635,867
Technology Services — 1.62%
ICF International, Inc.	3,672	311,973

TOTAL COMMON STOCKS
(Cost $12,667,624)		17,684,179

1-888-462-5386 | www.oakfunds.com	11

River Oak Discovery Fund	Schedule of Investments
As of April 30, 2025 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 20.18%
REPURCHASE AGREEMENTS — 8.34%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 4/30/2025 and maturing 5/1/2025, collateralized by U.S. Treasury Securities with rates ranging from 1.13% to 4.50% and maturity dates ranging from 5/15/2027 to 2/29/2028 with a par value of $1,585,856 and a collateral value of $1,640,175	1,608,015	$1,608,015

COLLATERAL FOR SECURITIES LOANED — 11.84%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(c)	2,283,758	2,283,758

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,891,773)		3,891,773

TOTAL INVESTMENTS — 111.85%
(Cost $16,559,397)		21,575,952

Liabilities in Excess of Other Assets — (11.85)%		(2,286,413)

NET ASSETS — 100.00%		$19,289,539

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $2,134,030.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2025.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

12	Semi-Annual Financial Statements | April 30, 2025

Schedule of Investments	Red Oak Technology Select Fund
As of April 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.15%
COMMUNICATIONS — 12.44%
Internet Media & Services — 12.44%
Alphabet, Inc. - Class A	50,000	$7,940,000
Alphabet, Inc. - Class C	248,720	40,016,561
Meta Platforms, Inc. - Class A	44,425	24,389,325
		72,345,886
CONSUMER DISCRETIONARY — 11.26%
E-Commerce Discretionary — 11.26%
Amazon.com, Inc.(a)	263,000	48,502,460
eBay, Inc.	249,030	16,973,885
		65,476,345
INDUSTRIALS — 2.82%
Aerospace & Defense — 1.23%
Lockheed Martin Corp. - Class B	14,999	7,165,772

Electrical Equipment — 1.59%
Amphenol Corp. - Class A	120,000	9,234,000

TECHNOLOGY — 69.63%
Semiconductors — 24.21%
Advanced Micro Devices, Inc.(a)	90,000	8,761,500
Broadcom, Inc.	177,840	34,228,865
KLA Corp.	42,325	29,741,354
NVIDIA Corp.	288,000	31,368,960
NXP Semiconductors NV	113,550	20,928,400
QUALCOMM, Inc.	106,200	15,766,452
		140,795,531
Software — 22.28%
Adobe Systems, Inc.(a)	20,000	7,499,600
Akamai Technologies, Inc.(a)	101,780	8,201,432
Check Point Software Technologies Ltd.(a)	43,700	9,594,772
Microsoft Corp.	99,403	39,290,030
Oracle Corp.	262,554	36,946,599
Synopsys, Inc.(a)	60,970	27,985,840
		129,518,273

1-888-462-5386 | www.oakfunds.com	13

Red Oak Technology Select Fund	Schedule of Investments
As of April 30, 2025 (Unaudited)

	Shares	Fair Value
Technology Hardware — 11.79%
Apple, Inc.	106,078	$22,541,575
Cisco Systems, Inc.	500,000	28,865,000
NetApp, Inc.	191,334	17,172,226
		68,578,801
Technology Services — 11.35%
Accenture PLC - Class A	50,118	14,992,800
Global Payments, Inc.	93,157	7,108,811
MasterCard, Inc. - Class A	29,642	16,245,594
Visa, Inc. - Class A	80,000	27,640,000
		65,987,205
TOTAL COMMON STOCKS
(Cost $161,900,891)		559,101,813

14	Semi-Annual Financial Statements | April 30, 2025

Schedule of Investments	Red Oak Technology Select Fund
As of April 30, 2025 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 4.22%
REPURCHASE AGREEMENTS — 4.22%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 4/30/2025 and maturing 5/1/2025, collateralized by U.S. Treasury Securities with rates ranging from 1.13% to 4.50% and maturity dates ranging from 5/15/2027 to 2/29/2028 with a par value of $24,198,536 and a collateral value of $25,027,395	24,536,657	$24,536,657

TOTAL SHORT-TERM INVESTMENTS
(Cost $24,536,657)		24,536,657

TOTAL INVESTMENTS — 100.37%
(Cost $186,437,548)		583,638,470

Liabilities in Excess of Other Assets — (0.37)%		(2,176,875)

NET ASSETS — 100.00%		$581,461,595

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	15

Black Oak Emerging Technology Fund	Schedule of Investments
As of April 30, 2025 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS — 93.72%
CONSUMER DISCRETIONARY — 6.91%
E-Commerce Discretionary — 5.17%
MercadoLibre, Inc.(a)	1,200	$2,797,020

Leisure Facilities & Services — 1.74%
Flutter Entertainment PLC(a)	3,891	937,692

HEALTH CARE — 4.06%
Medical Equipment & Devices — 4.06%
Intuitive Surgical, Inc.(a)	4,259	2,196,792

INDUSTRIALS — 11.67%
Electrical Equipment — 3.16%
Advanced Energy Industries, Inc.	17,560	1,710,520

Industrial Support Services — 5.70%
Applied Industrial Technologies, Inc.	12,660	3,079,925

Machinery — 2.81%
Nordson Corp.	8,000	1,516,560

TECHNOLOGY — 71.08%
Information Technology — 3.17%
Paylocity Holdings Corp.(a)	8,930	1,715,453

Semiconductors — 27.59%
Advanced Micro Devices, Inc.(a)	12,304	1,197,794
Cirrus Logic, Inc.(a)	21,731	2,087,045
Cohu, Inc.(a)	59,077	945,232
Diodes, Inc.(a)(b)	25,770	989,568
KLA Corp.	3,863	2,714,492
Kulicke & Soffa Industries, Inc.	44,645	1,438,908
Lam Research Corp.	24,638	1,765,806
NVIDIA Corp.	25,160	2,740,427
Silicon Motion Technology Corp. - ADR	20,940	1,036,530
		14,915,802

16	Semi-Annual Financial Statements | April 30, 2025

Schedule of Investments	Black Oak Emerging Technology Fund
As of April 30, 2025 (Unaudited)

	Shares	Fair Value
Software — 21.93%
Clear Secure, Inc. - Class A(b)	44,795	$1,105,541
Crowdstrike Holdings, Inc. - Class A(a)	5,576	2,391,379
Fortinet, Inc.(a)	25,980	2,695,685
Salesforce, Inc.	7,994	2,148,068
Veeva Systems, Inc. - Class A(a)	6,396	1,494,681
Zscaler, Inc.(a)(b)	8,936	2,021,055
		11,856,409
Technology Hardware — 5.45%
F5, Inc.(a)	11,141	2,949,468

Technology Services — 12.94%
Amdocs Ltd.	20,298	1,797,997
CSG Systems International, Inc.	10,000	601,300
ICF International, Inc.	5,000	424,800
Jack Henry & Associates, Inc.	6,981	1,210,715
PayPal Holdings, Inc.(a)	15,720	1,035,005
Science Applications International Corp.(b)	15,921	1,926,918
		6,996,735
TOTAL COMMON STOCKS
(Cost $27,432,252)		50,672,376

1-888-462-5386 | www.oakfunds.com	17

Black Oak Emerging Technology Fund	Schedule of Investments
As of April 30, 2025 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 14.25%
REPURCHASE AGREEMENTS — 6.52%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 4/30/2025 and maturing 5/1/2025, collateralized by U.S. Treasury Securities with rates ranging from 1.13% to 4.50% and maturity dates ranging from 5/15/2027 to 2/29/2028 with a par value of $3,476,608 and a collateral value of $3,595,691	3,525,186	$3,525,186

COLLATERAL FOR SECURITIES LOANED — 7.73%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(c)	4,179,981	4,179,981

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,705,167)		7,705,167

TOTAL INVESTMENTS — 107.97%
(Cost $35,137,419)		58,377,543

Liabilities in Excess of Other Assets — (7.97)%		(4,308,714)

NET ASSETS — 100.00%		$54,068,829

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $4,085,566.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2025.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

18	Semi-Annual Financial Statements | April 30, 2025

Schedule of Investments	Live Oak Health Sciences Fund
As of April 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.49%
HEALTH CARE — 96.49%
Biotech — 26.43%
Amgen, Inc.	8,889	$2,585,988
Exelixis, Inc.(a)	59,000	2,309,850
Gilead Sciences, Inc.	13,718	1,461,516
Incyte Corp.(a)	15,890	995,667
Regeneron Pharmaceuticals, Inc.(a)	3,190	1,910,044
United Therapeutics Corp.(a)	5,965	1,807,932
Vertex Pharmaceuticals, Inc.(a)	3,925	1,999,787
		13,070,784
Health Care Facilities — 5.85%
DaVita, Inc.(a)(b)	6,520	922,906
Ensign Group, Inc. (The)	8,037	1,036,693
National Healthcare Corp.	9,847	930,443
		2,890,042
Health Care Services — 5.47%
Labcorp Holdings, Inc.(b)	6,529	1,573,554
Medpace Holdings, Inc.(a)(b)	3,681	1,135,184
		2,708,738
Health Care Supply Chain — 21.67%
Cardinal Health, Inc.	15,989	2,259,086
Cencora, Inc.	10,338	3,025,622
Cigna Corp.	6,199	2,107,908
McKesson Corp.	4,663	3,323,740
		10,716,356
Large Pharmaceuticals — 9.03%
Johnson & Johnson	8,463	1,322,852
Merck & Co., Inc.	13,962	1,189,562
Novartis AG - ADR(a)	17,194	1,951,347
		4,463,761
Life Science & Diagnostics — 7.41%
Bio-Rad Laboratories, Inc. - Class A(a)	3,355	818,889
Revvity, Inc.(b)	14,979	1,399,488
Thermo Fisher Scientific, Inc.	3,369	1,445,301
		3,663,678

1-888-462-5386 | www.oakfunds.com	19

Live Oak Health Sciences Fund	Schedule of Investments
As of April 30, 2025 (Unaudited)

	Shares	Fair Value
Managed Care — 6.77%
Elevance Health, Inc.	3,925	$1,650,776
Molina Healthcare, Inc.(a)	5,191	1,697,509
		3,348,285
Medical Devices — 6.59%
Inspire Medical Systems, Inc.(a)(b)	5,587	884,869
Medtronic PLC	12,661	1,073,146
Stryker Corp.	3,479	1,300,868
		3,258,883
Medical Equipment — 3.76%
Intuitive Surgical, Inc.(a)	3,603	1,858,427

Specialty & Generic Pharmaceuticals — 3.51%
Jazz Pharmaceuticals PLC(a)	14,849	1,736,739

TOTAL COMMON STOCKS
(Cost $29,655,847)		47,715,693

20	Semi-Annual Financial Statements | April 30, 2025

Schedule of Investments	Live Oak Health Sciences Fund
As of April 30, 2025 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 14.66%
REPURCHASE AGREEMENTS — 3.52%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 4/30/2025 and maturing 5/1/2025, collateralized by U.S. Treasury Securities with rates ranging from 1.13% to 4.50% and maturity dates ranging from 5/15/2027 to 2/29/2028 with a par value of $1,715,078 and a collateral value of $1,773,824	1,739,043	$1,739,043

COLLATERAL FOR SECURITIES LOANED — 11.14%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(c)	5,510,429	5,510,429

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,249,472)		7,249,472

TOTAL INVESTMENTS — 111.15%
(Cost $36,905,319)		54,965,165

Liabilities in Excess of Other Assets — (11.15)%		(5,511,973)

NET ASSETS — 100.00%		$49,453,192

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $5,388,000.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2025.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	21

Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund
ASSETS
Investment securities at value (cost $209,934,920, $61,849,567, $8,973,296, $16,559,397, $186,437,548, $35,137,419 and $36,905,319), including $30,836,920, $2,993,246, $1,281,137, $2,134,030, $–, $4,085,566 and $5,388,000 of securities on loan	$419,901,089	$129,921,569
Receivable for fund shares sold	6,694	721
Receivable for investments sold	—	—
Dividends and interest receivable	105,197	43,749
Tax reclaims receivable	332,707	—
Prepaid expenses	23,758	16,772
Total Assets	420,369,445	129,982,811

LIABILITIES
Payable for fund shares redeemed	71,787	675,464
Payable for investments purchased	—	—
Payable for collateral upon return of securities loaned	31,277,738	3,019,156
Investment advisory fees payable	228,806	74,438
Administration fees payable	14,169	4,581
Transfer agent fees payable	5,557	2,813
Trustee fees payable	1,884	449
Other accrued expenses	37,679	16,164
Total Liabilities	31,637,620	3,793,065
NET ASSETS	$388,731,825	$126,189,746

Net Assets consist of:
Paid-in capital (unlimited authorization – no par value)	$158,005,730	$52,519,509
Accumulated earnings	230,726,095	73,670,237
Net Assets	$388,731,825	$126,189,746

Total shares outstanding at end of period	2,908,221	1,638,828

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$133.67	$77.00

22	Semi-Annual Financial Statements | April 30, 2025

Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$13,346,608	$21,575,952	$583,638,470	$58,377,543	$54,965,165
—	—	31,487	955	1,450
—	—	5,887,020	—	—
41	1,454	99,429	392	1,242
—	—	—	—	19,754
18,229	19,205	28,506	18,979	19,228
13,364,878	21,596,611	589,684,912	58,397,869	55,006,839

—	—	366,066	101,783	—
—	—	7,435,468	—	—
1,308,416	2,283,758	—	4,179,981	5,510,429
3,607	11,628	339,208	31,142	29,277
571	983	23,501	2,468	1,954
1,323	1,378	4,479	2,621	1,833
28	115	4,374	451	289
7,267	9,210	50,221	10,594	9,865
1,321,212	2,307,072	8,223,317	4,329,040	5,553,647
$12,043,666	$19,289,539	$581,461,595	$54,068,829	$49,453,192

$7,236,926	$16,424,375	$149,812,911	$28,209,360	$29,879,495
4,806,740	2,865,164	431,648,684	25,859,469	19,573,697
$12,043,666	$19,289,539	$581,461,595	$54,068,829	$49,453,192

620,882	1,209,713	13,599,071	7,777,924	2,380,276

$19.40	$15.95	$42.76	$6.95	$20.78

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	23

Statements of Operations
For the six months ended April 30, 2025 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund
INVESTMENT INCOME
Dividends	$3,239,208	$794,272
Securities lending income	24,417	3,076
Interest	196,946	40,917
Foreign withholding tax	(85,868)	3,246
Total Investment Income	3,374,703	841,511

EXPENSES
Investment adviser	1,508,707	489,092
Administration	90,818	31,779
Sub transfer agent	48,795	18,833
Trustee	43,239	14,091
Legal	41,452	13,783
Transfer agent	31,340	16,130
Report printing	19,131	6,411
Registration	12,482	11,229
Insurance	9,958	3,189
Custodian	9,348	3,508
Audit	8,029	8,029
Pricing	177	182
Miscellaneous	28,938	14,681
Total Expenses	1,852,414	630,937

Less: Investment advisory fees waived	—	—
Net Expenses	1,852,414	630,937
Net Investment Income (Loss)	1,522,289	210,574

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	20,774,528	5,345,293
Net change in unrealized depreciation of investment securities	(24,533,380)	(434,127)
Net Realized and Unrealized Gain (Loss) on Investments	(3,758,852)	4,911,166
Net Increase (Decrease) in Net Assets from Operations	$(2,236,563)	$5,121,740

24	Semi-Annual Financial Statements | April 30, 2025

Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$72,682	$126,014	$2,848,769	$197,191	$299,145
1,409	2,559	12,405	4,977	3,502
5,794	59,576	173,767	34,354	20,914
—	(62)	(34,542)	(104)	(12,940)
79,885	188,087	3,000,399	236,418	310,621

45,546	80,654	2,371,089	212,533	185,931
6,125	8,241	142,089	16,188	14,513
614	1,244	122,630	7,479	4,502
1,339	2,406	67,545	6,306	5,538
1,324	2,483	63,656	6,217	5,613
8,272	8,446	25,534	15,125	10,648
695	760	25,655	3,427	1,911
6,807	10,797	11,715	7,164	11,180
288	556	16,037	1,399	1,288
862	1,161	14,465	1,897	1,811
8,029	7,901	8,029	8,029	8,029
236	253	230	263	257
7,297	7,593	28,459	12,695	9,453
87,434	132,495	2,897,133	298,722	260,674

(10,438)	—	—	—	—
76,996	132,495	2,897,133	298,722	260,674
2,889	55,592	103,266	(62,304)	49,947

461,407	153,132	34,675,879	2,904,722	1,703,579
(534,094)	(2,707,847)	(68,650,450)	(5,991,904)	(2,627,636)
(72,687)	(2,554,715)	(33,974,571)	(3,087,182)	(924,057)
$(69,798)	$(2,499,123)	$(33,871,305)	$(3,149,486)	$(874,110)

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	25

Statements of Changes in Net Assets

	White Oak Select Growth Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
INVESTMENT ACTIVITIES
Net investment income	$1,522,289	$2,362,632
Net realized gain on investment securities transactions	20,774,528	44,073,218
Net change in unrealized appreciation (depreciation) of investments securities	(24,533,380)	65,373,023
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,236,563)	111,808,873

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(45,036,879)	(18,013,447)
Total Distributions	(45,036,879)	(18,013,447)

CAPITAL TRANSACTIONS
Proceeds from shares sold	1,872,530	5,877,784
Reinvestment of distributions	42,931,304	16,975,670
Amount paid for shares redeemed	(21,709,428)	(40,035,247)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	23,094,406	(17,181,793)

Total Increase (Decrease) in Net Assets	(24,179,036)	76,613,633

NET ASSETS
Beginning of period	412,910,861	336,297,228
End of period	$388,731,825	$412,910,861

SHARE TRANSACTIONS
Shares sold	13,544	41,311
Shares issued in reinvestment of distributions	311,435	131,523
Shares redeemed	(154,007)	(285,683)
Net Increase (Decrease) in Shares Outstanding	170,972	(112,849)

26	Semi-Annual Financial Statements | April 30, 2025

Pin Oak Equity Fund		Rock Oak Core Growth Fund
For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024

$210,574	$450,014	$2,889	$58,936
5,345,293	21,307,166	461,407	18,999
(434,127)	12,622,524	(534,094)	3,154,228
5,121,740	34,379,704	(69,798)	3,232,163

(20,556,655)	(9,647,828)	(57,667)	(78,194)
(20,556,655)	(9,647,828)	(57,667)	(78,194)

944,220	2,033,239	224,007	270,043
18,753,452	8,412,114	37,723	49,387
(11,065,770)	(17,907,746)	(500,314)	(715,214)
8,631,902	(7,462,393)	(238,584)	(395,784)

(6,803,013)	17,269,483	(366,049)	2,758,185

132,992,759	115,723,276	12,409,715	9,651,530
$126,189,746	$132,992,759	$12,043,666	$12,409,715

11,737	25,128	11,269	16,347
241,575	111,022	1,941	2,933
(138,223)	(218,696)	(25,624)	(40,078)
115,089	(82,546)	(12,414)	(20,798)

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	27

Statements of Changes in Net Assets

	River Oak Discovery Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
INVESTMENT ACTIVITIES
Net investment income (loss)	$55,592	$44,942
Net realized gain (loss) on investment securities transactions	153,132	(10,298)
Net change in unrealized appreciation (depreciation) of investments securities	(2,707,847)	4,402,524
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,499,123)	4,437,168

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	—	—
Total Distributions	—	—

CAPITAL TRANSACTIONS
Proceeds from shares sold	205,222	544,813
Reinvestment of distributions	—	—
Amount paid for shares redeemed	(1,007,697)	(3,448,151)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(802,475)	(2,903,338)

Total Increase (Decrease) in Net Assets	(3,301,598)	1,533,830

NET ASSETS
Beginning of period	22,591,137	21,057,307
End of period	$19,289,539	$22,591,137

SHARE TRANSACTIONS
Shares sold	12,107	32,259
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(60,870)	(201,217)
Net Increase (Decrease) in Shares Outstanding	(48,763)	(168,958)

28	Semi-Annual Financial Statements | April 30, 2025

Red Oak Technology Select Fund		Black Oak Emerging Technology Fund
For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024

$103,266	$2,239	$(62,304)	$(125,314)
34,675,879	29,911,776	2,904,722	4,599,435
(68,650,450)	164,613,614	(5,991,904)	11,786,658
(33,871,305)	194,527,629	(3,149,486)	16,260,779

(28,119,783)	(23,542,289)	(4,322,225)	(2,103,329)
(28,119,783)	(23,542,289)	(4,322,225)	(2,103,329)

14,563,148	44,805,375	644,703	1,667,346
26,785,268	22,076,791	3,796,669	1,596,715
(47,542,047)	(92,108,034)	(2,677,592)	(6,294,431)
(6,193,631)	(25,225,868)	1,763,780	(3,030,370)

(68,184,719)	145,759,472	(5,707,931)	11,127,080

649,646,314	503,886,842	59,776,760	48,649,680
$581,461,595	$649,646,314	$54,068,829	$59,776,760

312,730	1,003,260	85,381	232,475
557,446	558,199	516,554	221,458
(1,029,458)	(2,109,901)	(370,716)	(867,722)
(159,282)	(548,442)	231,219	(413,789)

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	29

Statements of Changes in Net Assets

	Live Oak Health Sciences Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
INVESTMENT ACTIVITIES
Net investment income	$49,947	$18,115
Net realized gain on investment securities transactions	1,703,579	1,645,299
Net change in unrealized appreciation (depreciation) of investments securities	(2,627,636)	5,720,354
Net Increase (Decrease) in Net Assets Resulting from Operations	(874,110)	7,383,768

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(1,269,935)	(3,139,991)
Total Distributions	(1,269,935)	(3,139,991)

CAPITAL TRANSACTIONS
Proceeds from shares sold	291,811	752,111
Reinvestment of distributions	1,145,124	2,742,845
Amount paid for shares redeemed	(2,357,475)	(5,360,752)
Net Decrease in Net Assets Resulting from Capital Transactions	(920,540)	(1,865,796)

Total Increase (Decrease) in Net Assets	(3,064,585)	2,377,981

NET ASSETS
Beginning of period	52,517,777	50,139,796
End of period	$49,453,192	$52,517,777

SHARE TRANSACTIONS
Shares sold	13,898	35,340
Shares issued in reinvestment of distributions	56,466	133,862
Shares redeemed	(112,354)	(251,552)
Net Decrease in Shares Outstanding	(41,990)	(82,350)

30	Semi-Annual Financial Statements | April 30, 2025

OAK ASSOCIATES FUNDS

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Financial Highlights
For a share outstanding throughout each period

	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Realized and Unrealized Gain (Loss) in Securities	Total from Operations	Dividends from Net Investment Income
White Oak Select Growth Fund
For the six months ended April 30, 2025 (Unaudited)	$150.85	0.53	(1.07)	(0.54)	(0.92)
For the year ended October 31, 2024	$117.99	0.83	38.46	39.29	(0.86)
For the year ended October 31, 2023	$105.61	0.83	12.08	12.91	(0.53)
For the year ended October 31, 2022	$145.00	0.52	(32.42)	(31.90)	(0.41)
For the year ended October 31, 2021	$107.21	0.35	40.49	40.84	(0.74)
For the year ended October 31, 2020	$97.79	0.74	10.53	11.27	(0.97)
Pin Oak Equity Fund
For the six months ended April 30, 2025 (Unaudited)	$87.28	0.13	3.28	3.41	(0.28)
For the year ended October 31, 2024	$72.04	0.28	21.17	21.45	(0.30)
For the year ended October 31, 2023	$65.24	0.25	6.64	6.89	(0.09)
For the year ended October 31, 2022	$96.35	0.11	(21.82)	(21.71)	(0.08)
For the year ended October 31, 2021	$70.93	0.01	29.02	29.03	(0.60)
For the year ended October 31, 2020	$72.63	0.62	0.08 (e)	0.70	(0.91)
Rock Oak Core Growth Fund
For the six months ended April 30, 2025 (Unaudited)	$19.60	—	(0.11)	(0.11)	(0.05)
For the year ended October 31, 2024	$14.76	0.09	4.87	4.96	(0.12)
For the year ended October 31, 2023	$14.95	0.10	(0.14)	(0.04)	(0.05)
For the year ended October 31, 2022	$18.68	0.02	(2.97)	(2.95)	—
For the year ended October 31, 2021	$16.80	(0.03)	4.75	4.72	(0.03)
For the year ended October 31, 2020	$16.70	0.03	0.63	0.66	(0.07)
River Oak Discovery Fund
For the six months ended April 30, 2025 (Unaudited)	$17.95	0.04	(2.04)	(2.00)	—
For the year ended October 31, 2024	$14.75	0.03	3.17	3.20	—
For the year ended October 31, 2023	$15.56	— (f)	(0.79)	(0.79)	(0.02	)(g)
For the year ended October 31, 2022	$21.29	0.02	(2.61)	(2.59)	—
For the year ended October 31, 2021	$15.14	(0.09)	8.78	8.69	—
For the year ended October 31, 2020	$14.58	(0.04)	1.19	1.15	—

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on Fund distributions or redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

32	Semi-Annual Financial Statements | April 30, 2025

Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Portfolio Turnover Rate

(15.72)	(16.64)	$133.67	(0.70	)%(c)	$388,732	0.91	%(d)	0.75	%(d)	0.91	%(d)	0	%(c)
(5.57)	(6.43)	$150.85	34.22%		$412,911	0.92%		0.59%		0.92%		6%
—	(0.53)	$117.99	12.28%		$336,297	0.93%		0.72%		0.93%		3%
(7.08)	(7.49)	$105.61	(23.43)%		$321,388	0.91%		0.42%		0.91%		10%
(2.31)	(3.05)	$145.00	38.74%		$459,548	0.89%		0.27%		0.89%		5%
(0.88)	(1.85)	$107.21	11.60%		$349,983	0.93%		0.73%		0.93%		13%

(13.41)	(13.69)	$77.00	3.78	%(c)	$126,190	0.95	%(d)	0.32	%(d)	0.95	%(d)	2	%(c)
(5.91)	(6.21)	$87.28	31.08%		$132,993	0.97%		0.34%		0.97%		10%
—	(0.09)	$72.04	10.59%		$115,723	0.98%		0.37%		0.98%		6%
(9.32)	(9.40)	$65.24	(24.95)%		$125,307	0.95%		0.15%		0.95%		15%
(3.01)	(3.61)	$96.35	42.09%		$201,444	0.91%		0.01%		0.91%		6%
(1.49)	(2.40)	$70.93	0.79%		$163,074	0.95%		0.89%		0.95%		15%

(0.04)	(0.09)	$19.40	(0.56	)%(c)	$12,044	1.25	%(d)	0.05	%(d)	1.42	%(d)	7	%(c)
—	(0.12)	$19.60	33.73%		$12,410	1.25%		0.51%		1.53%		11%
(0.10)	(0.15)	$14.76	(0.29)%		$9,652	1.25%		0.67%		1.60%		12%
(0.78)	(0.78)	$14.95	(16.52)%		$10,140	1.25%		0.12%		1.50%		21%
(2.81)	(2.84)	$18.68	29.72%		$12,632	1.25%		(0.15)%		1.40%		14%
(0.49)	(0.56)	$16.80	3.78%		$10,078	1.25%		0.20%		1.57%		52%

—	—	$15.95	(11.14	)%(c)	$19,290	1.22	%(d)	0.51	%(d)	1.22	%(d)	0	%(c)
—	—	$17.95	21.69%		$22,591	1.20%		0.20%		1.20%		15%
—	(0.02)	$14.75	(5.06)%		$21,057	1.16%		0.07%		1.16%		42%
(3.14)	(3.14)	$15.56	(14.59)%		$21,886	1.21%		0.09%		1.21%		28%
(2.54)	(2.54)	$21.29	60.96%		$23,705	1.22%		(0.44)%		1.23%		29%
(0.59)	(0.59)	$15.14	7.79%		$14,501	1.35%		(0.27)%		1.56%		48%

(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.
(f)	Less than $0.005 per share.
(g)	Includes return of capital of $0.01.

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	33

Financial Highlights
For a share outstanding throughout each period

	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Realized and Unrealized Gain (Loss) in Securities		Total from Operations	Dividends from Net Investment Income
Red Oak Technology Select Fund
For the six months ended April 30, 2025 (Unaudited)	$47.22	0.01	(2.40)		(2.39)	—
For the year ended October 31, 2024	$35.22	— (e)	13.67		13.67	(0.07)
For the year ended October 31, 2023	$29.27	0.05	7.32		7.37	(0.02)
For the year ended October 31, 2022	$44.46	0.18	(10.79)		(10.61)	(0.32)
For the year ended October 31, 2021	$33.97	0.02	12.17		12.19	(0.12)
For the year ended October 31, 2020	$29.95	0.13	4.72		4.85	(0.17)
Black Oak Emerging Technology Fund
For the six months ended April 30, 2025 (Unaudited)	$7.92	(0.01)	(0.38)		(0.39)	—
For the year ended October 31, 2024	$6.11	(0.02)	2.10		2.08	—
For the year ended October 31, 2023	$6.44	(0.02)	(0.19)		(0.21)	—
For the year ended October 31, 2022	$9.43	(0.03)	(1.96)		(1.99)	—
For the year ended October 31, 2021	$6.47	(0.05)	3.50		3.45	—
For the year ended October 31, 2020	$5.27	(0.02)	1.53		1.51	—
Live Oak Health Sciences Fund
For the six months ended April 30, 2025 (Unaudited)	$21.68	0.02	(0.39)		(0.37)	—
For the year ended October 31, 2024	$20.02	0.01	2.94		2.95	(0.14)
For the year ended October 31, 2023	$21.37	0.07	(1.30)		(1.23)	(0.07)
For the year ended October 31, 2022	$22.00	0.06	0.78		0.84	(0.04)
For the year ended October 31, 2021	$18.10	0.03	5.22		5.25	(0.15)
For the year ended October 31, 2020	$18.14	0.15	(0.03	)(f)	0.12	(0.16)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on Fund distributions or redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.
(e)	Less than $0.005 per share.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

34	Semi-Annual Financial Statements | April 30, 2025

Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Portfolio Turnover Rate

(2.07)	(2.07)	$42.76	(5.55	)%(c)	$581,462	0.90	%(d)	0.03	%(d)	0.90	%(d)	1	%(c)
(1.60)	(1.67)	$47.22	39.73%		$649,646	0.92%		0.00%		0.92%		0%
(1.40)	(1.42)	$35.22	26.55%		$503,887	0.94%		0.16%		0.94%		0%
(4.26)	(4.58)	$29.27	(27.15)%		$441,922	0.92%		0.49%		0.92%		13%
(1.58)	(1.70)	$44.46	36.78%		$687,919	0.90%		0.05%		0.90%		6%
(0.66)	(0.83)	$33.97	16.44%		$576,473	0.94%		0.40%		0.94%		4%

(0.58)	(0.58)	$6.95	(5.37	)%(c)	$54,069	1.04	%(d)	(0.22	)%(d)	1.04	%(d)	2	%(c)
(0.27)	(0.27)	$7.92	34.48%		$59,777	1.06%		(0.22)%		1.06%		6%
(0.12)	(0.12)	$6.11	(3.34)%		$48,650	1.07%		(0.26)%		1.07%		17%
(1.00)	(1.00)	$6.44	(24.06)%		$52,441	1.03%		(0.39)%		1.03%		25%
(0.49)	(0.49)	$9.43	54.92%		$69,094	1.01%		(0.61)%		1.01%		14%
(0.31)	(0.31)	$6.47	29.48%		$45,544	1.12%		(0.35)%		1.12%		22%

(0.53)	(0.53)	$20.78	(1.64	)%(c)	$49,453	1.04	%(d)	0.20	%(d)	1.04	%(d)	9	%(c)
(1.15)	(1.29)	$21.68	15.12%		$52,518	1.03%		0.03%		1.03%		11%
(0.05)	(0.12)	$20.02	(5.80)%		$50,140	1.02%		0.36%		1.02%		47%
(1.43)	(1.47)	$21.37	3.95%		$57,340	1.02%		0.30%		1.02%		47%
(1.20)	(1.35)	$22.00	30.23%		$55,188	1.00%		0.17%		1.00%		17%
—	(0.16)	$18.10	0.62%		$44,889	1.03%		0.81%		1.03%		33%

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	35

Notes to Financial Statements
As of April 30, 2025 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund (collectively referred to as the “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by fund management, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – All investments in securities are recorded at their estimated fair value. Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the Nasdaq national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value, in the absence of a current quoted bid price. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in good faith by the Funds’ adviser, Oak Associates, ltd. (“Oak” or the “Adviser”) as “valuation designee” under the oversight of the Funds’ Board of Trustees (the “Board”). The Adviser has adopted written

36	Semi-Annual Financial Statements | April 30, 2025

Notes to Financial Statements
As of April 30, 2025 (Unaudited)

policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Oak may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds’ administrator. All fair valuation determinations shall be made by Oak’s Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Adviser. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes (a portion of which may be reclaimable) on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The

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Notes to Financial Statements
As of April 30, 2025 (Unaudited)

netting arrangements are generally tied to credit-related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in each lending Fund’s respective Schedule of Investments. Alternatively, at each Fund’s discretion, cash collateral may be invested in the First American Government Obligations Fund, a series of First American Funds, Inc. (“First American”). Each of First American and Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The contractual maturity of repurchase agreements are on an overnight and continuous basis. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

38	Semi-Annual Financial Statements | April 30, 2025

Notes to Financial Statements
As of April 30, 2025 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of April 30, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral Received
White Oak Select Growth Fund	$30,836,920	$31,277,738
Pin Oak Equity Fund	2,993,246	3,019,156
Rock Oak Core Growth Fund	1,281,137	1,308,416
River Oak Discovery Fund	2,134,030	2,283,758
Black Oak Emerging Technology Fund	4,085,566	4,179,981
Live Oak Health Sciences Fund	5,388,000	5,510,429

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either accumulated earnings, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

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Notes to Financial Statements
As of April 30, 2025 (Unaudited)

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities inactive markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$373,350,480	$—	$—	$373,350,480
Short-Term Investments
Repurchase Agreements	—	15,272,871	—	15,272,871
Collateral for Securities Loaned*	—	—	—	31,277,738
Total	$373,350,480	$15,272,871	$—	$419,901,089

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$125,475,258	$—	$—	$125,475,258
Short-Term Investments
Repurchase Agreements	—	1,427,155	—	1,427,155
Collateral for Securities Loaned*	—	—	—	3,019,156
Total	$125,475,258	$1,427,155	$—	$129,921,569

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$11,668,675	$—	$—	$11,668,675
Short-Term Investments
Repurchase Agreements	—	369,517	—	369,517
Collateral for Securities Loaned*	—	—	—	1,308,416
Total	$11,668,675	$369,517	$—	$13,346,608

40	Semi-Annual Financial Statements | April 30, 2025

Notes to Financial Statements
As of April 30, 2025 (Unaudited)

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$17,684,179	$—	$—	$17,684,179
Short-Term Investments
Repurchase Agreements	—	1,608,015	—	1,608,015
Collateral for Securities Loaned*	—	—	—	2,283,758
Total	$17,684,179	$1,608,015	$—	$21,575,952

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$559,101,813	$—	$—	$559,101,813
Short-Term Investments
Repurchase Agreements	—	24,536,657	—	24,536,657
Total	$559,101,813	$24,536,657	$—	$583,638,470

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$50,672,376	$—	$—	$50,672,376
Short-Term Investments
Repurchase Agreements	—	3,525,186	—	3,525,186
Collateral for Securities Loaned*	—	—	—	4,179,981
Total	$50,672,376	$3,525,186	$—	$58,377,543

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$47,715,693	$—	$—	$47,715,693
Short-Term Investments
Repurchase Agreements	—	1,739,043	—	1,739,043
Collateral for Securities Loaned*	—	—	—	5,510,429
Total	$47,715,693	$1,739,043	$—	$54,965,165

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no Level 3 securities held during the period.

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Notes to Financial Statements
As of April 30, 2025 (Unaudited)

4. FEES AND OTHER RELATED PARTY TRANSACTIONS:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund. The Adviser has contractually agreed through February 28, 2026 to waive all or a portion of its fees (and to reimburse the Funds’ expenses if necessary) in order to limit Fund total operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.25% of the average daily net assets of White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund and 1.35% of the average daily net assets of Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund.

The following table lists the contractual advisory fees and fee waivers that were in effect during the six months ended April 30, 2025:

Advisory Fees as a Percentage of Average Net Assets
Fund	Annual Rate	Fee Waiver	Net Annual Rate
White Oak Select Growth Fund	0.74%	—	0.74%
Pin Oak Equity Fund	0.74%	—	0.74%
Rock Oak Core Growth Fund	0.74%	(0.17)%	0.57%
River Oak Discovery Fund	0.74%	—	0.74%
Red Oak Technology Select Fund	0.74%	—	0.74%
Black Oak Emerging Technology Fund	0.74%	—	0.74%
Live Oak Health Sciences Fund	0.74%	—	0.74%

Ultimus Fund Solutions, LLC (“Ultimus”) provides the Funds with administration, fund accounting and transfer agency services, including all regulatory reporting. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and trustees of the Trust are also officers of the Adviser, Ultimus and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers or trustees to the Trust.

42	Semi-Annual Financial Statements | April 30, 2025

Notes to Financial Statements
As of April 30, 2025 (Unaudited)

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2025 were as follows:

Fund	Purchases	Sales
White Oak Select Growth Fund	$—	$25,319,258
Pin Oak Equity Fund	2,112,656	11,068,302
Rock Oak Core Growth Fund	851,528	1,367,211
River Oak Discovery Fund	—	1,645,809
Red Oak Technology Select Fund	7,435,468	61,903,393
Black Oak Emerging Technology Fund	969,380	6,147,511
Live Oak Health Sciences Fund	4,267,357	6,850,847

6. FEDERAL INCOME TAXES AND TAX BASIS INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds has qualified and intends to continue to qualify as a separate “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to differences in the treatment of net operating losses, utilization of earnings and profits distributed to shareholders on redemptions of shares, non-deductible expenses from partnerships, return of capital, and certain other investments.

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Notes to Financial Statements
As of April 30, 2025 (Unaudited)

The tax character of the distributions paid by the Funds for the fiscal year ended October 31, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total
White Oak Select Growth Fund	$2,414,967	$15,598,480	$18,013,447
Pin Oak Equity Fund	468,648	9,179,180	9,647,828
Rock Oak Core Growth Fund	78,194	—	78,194
Red Oak Technology Select Fund	258,413	23,283,876	23,542,289
Black Oak Emerging Technology Fund	—	2,103,329	2,103,329
Live Oak Health Sciences Fund	351,642	2,788,349	3,139,991

As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Net Investment Income	Accumulated Capital Gain	Unrealized Appreciation	Cumulative Effect of Timing Differences	Total
White Oak Select Growth Fund	$1,660,673	$42,547,522	$233,791,342	$—	$277,999,537
Pin Oak Equity Fund	90,247	20,131,897	68,883,008	—	89,105,152
Rock Oak Core Growth Fund	—	27,826	4,971,388	(65,009)	4,934,205
River Oak Discovery Fund	—	—	8,110,080	(2,745,793)	5,364,287
Red Oak Technology Select Fund	—	21,157,343	466,482,429	—	487,639,772
Black Oak Emerging Technology Fund	—	4,322,189	29,595,272	(586,281)	33,331,180
Live Oak Health Sciences Fund	—	1,269,614	20,884,170	(436,042)	21,717,742

44	Semi-Annual Financial Statements | April 30, 2025

Notes to Financial Statements
As of April 30, 2025 (Unaudited)

As of October 31, 2024, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales, return of capital adjustments and partnership basis adjustments.

Rock Oak Core Growth Fund, River Oak Discovery Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund elected to defer to the fiscal year ending October 31, 2025, late year ordinary losses in the amount of $65,009, $296,295, $586,281 and $436,042, respectively.

As of October 31, 2024, River Oak Discovery Fund had short-term and long-term capital loss carryforwards available to offset future gains of $1,684,919 and $764,578, respectively. Capital loss carryforwards are not subject to expiration.

During the fiscal year ended October 31, 2024, Rock Oak Core Growth Fund utilized $9,333 in available capital short-term loss carryforwards.

At April 30, 2025, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

Fund	Federal Tax Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$179,365,387	$214,019,682	$(4,761,718)	$209,257,964
Pin Oak Equity Fund	58,453,532	71,046,932	(2,598,051)	68,448,881
Rock Oak Core Growth Fund	7,600,898	4,857,495	(420,202)	4,437,293
River Oak Discovery Fund	13,889,960	6,272,671	(870,438)	5,402,233
Red Oak Technology Select Fund	185,806,491	397,831,980	—	397,831,980
Black Oak Emerging Technology Fund	30,594,193	24,242,737	(639,368)	23,603,369
Live Oak Health Sciences Fund	31,198,202	19,557,430	(1,300,895)	18,256,535

Management evaluates the Funds’ tax positions to determine if the taken tax positions meet the minimum recognition threshold by measuring and recognizing tax liabilities in the Financial Statements. The threshold is established by accounting for uncertainties in income tax positions, taken or expected. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of and for the fiscal year ended October 31, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax

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Notes to Financial Statements
As of April 30, 2025 (Unaudited)

returns for tax years (current and prior three tax years) for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATION OF CREDIT RISK AND OWNERSHIP:

As of April 30, 2025, Live Oak Health Sciences Fund invested greater than 25% of its net assets in securities in the Health Care sector. As of April 30, 2025, Rock Oak Core Growth Fund and River Oak Discovery Fund invested greater than 25% of their net assets in securities in the Industrials sector. As of April 30, 2025, Pin Oak Equity Fund, Red Oak Technology Select Fund and Black Oak Emerging Technology Fund invested greater than 25% of their net assets in securities in the Technology sector. Therefore, each of these Funds may be more affected by economic developments in those sectors than a general equity fund would be.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of April 30, 2025, the Vanita B. Oelschlager Trust owned 35.13% of Rock Oak Core Growth Fund and the James D. Oelschlager Trust owned 40.09% of River Oak Discovery Fund.

8. TRUSTEE AND OFFICERS FEES:

As of April 30, 2025, there were six Trustees, four of whom are not “interested persons” (within the meaning of the 1940 Act) of the Trust (the “Independent Trustees”). Each Independent Trustee receives a retainer at an annual rate of $60,000 per year. The chairperson of the Audit Committee receives an additional retainer of $750 per calendar quarter, the Chairperson of the Nominating Committee receives an additional retainer of $750 per calendar quarter, and the Lead Independent Trustee receives an additional retainer of $4,000 per calendar quarter.

The Independent Trustees who do not serve as chairpersons of the applicable Board committee are not paid an additional fee from the Trust for attendance at and/or participation in such meetings of the various committees of the Board. The Independent Trustees are also reimbursed for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust, although they may be reimbursed for meeting-related expenses.

9. INDEMNIFICATIONS:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the

46	Semi-Annual Financial Statements | April 30, 2025

Notes to Financial Statements
As of April 30, 2025 (Unaudited)

extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. SUBSEQUENT EVENTS:

Management has evaluated events or transactions from April 30, 2025, through the date these financial statements were issued, that would merit recognition or disclosure in the financial statements. There were no other subsequent events to report that would have a material impact to the Funds’ financial statements.

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Additional Information
As of April 30, 2025 (Unaudited)

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There were no changes in or disagreements with accountants during the period covered by this report.

PROXY DISCLOSURES

Not applicable.

RENUMERATION PAID TO DIRECTORS, OFFICERS AND OTHERS

Refer to the financial statements included herein.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The advisory agreement between Oak Associates Funds (the “Trust”) and Oak Associates ltd. (the “Adviser”) on behalf of each series of the Trust (each, a “Fund”) (the “Advisory Agreement”) was approved for an initial two-year term, and may be continued from year to year thereafter as to a Fund so long as such continuance is approved at least annually, (i) by the vote of the Board of Trustees (the “Board” or “Trustees”) or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), of any party thereto (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval.

At an in-person meeting held on February 14, 2025 (the “Meeting”), the Trustees, including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement with respect to each Fund for an additional one-year term, effective February 28, 2025.

In determining whether to approve the continuation of the Advisory Agreement, the Trustees considered a wide variety of information from the Adviser, including information provided by the Adviser in response to a request from counsel on behalf of the Trustees in accordance with Section 15(c) of the 1940 Act, as well as information received throughout the year, both in writing and during meetings, regarding the Funds, including Fund performance, expense ratios, portfolio composition and regulatory compliance (the “Adviser Materials”). Prior to the in-person Board meeting held on February 14, 2025, the Independent Trustees held a special meeting on January 27, 2025 via videoconference to discuss the Adviser Materials. Following the January 27, 2025 special meeting, the Independent Trustees, with the assistance of their independent legal counsel, requested the Adviser to provide additional information to the Trustees at the February 14, 2025 meeting. In addition, the Independent Trustees discussed and considered the Adviser Materials and the renewal of the Advisory Agreement in an executive session of the Independent Trustees held during the February 14, 2025 in-person Board meeting and received counsel from their independent legal counsel.

As part of the Board’s decision-making process, the Board considered the nature, extent, and quality of the services provided to each of the Funds by the Adviser. In this regard, the Board considered presentations by Trust officers and representatives of the Adviser. The Board noted that the Adviser has managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interest of the Funds. The Board noted the low turnover rates of the Adviser’s key

48	Semi-Annual Financial Statements | April 30, 2025

Additional Information
As of April 30, 2025 (Unaudited)

personnel, the overall stability of the Adviser’s organization, and the experience, capability and integrity of its senior management. The Board also considered that shareholders invest in a Fund specifically seeking the Adviser’s investment expertise and style. The Board also noted that when shareholders invest in a Fund, they know the advisory fee that is paid by the Fund. In this regard, the Board considered, in particular, that each Fund is managed in accordance with its investment objective and policies as disclosed to shareholders.

The Board also reviewed and considered the Adviser Materials. These presentations and the Adviser Materials contained information that assisted the Trustees in assessing the Adviser’s investment advisory services, its investment process and regulatory/compliance capabilities and record, as well as the Adviser’s investment philosophy, Fund performance records, and trade execution capabilities. The Board reviewed information regarding various services provided by the Adviser to the Funds, including the personnel performing such services. The Board also considered non-advisory services provided to the Funds, such as the services of Adviser employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board particularly noted that the services of the Trust’s Chief Compliance Officer are provided to the Funds at no additional cost to the Funds. The Board also noted that Adviser employees serving as Trust officers oversee and manage the other Fund service providers. Based on their review, the Independent Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

The Trustees considered the investment performance of each Fund. The Trustees considered comparative performance information in the Adviser Materials from a third-party data aggregator for each Fund as compared to a peer group and peer universe selected by an independent third party, FUSE Research Network LLC (“FUSE”) for the one-year, three-year, five-year and ten-year periods ended October 31, 2024. The Trustees also considered each Fund’s performance compared to its benchmark for such periods. The Trustees evaluated the performance of the Adviser’s separate accounts relative to the White Oak Select Growth Fund (“White Oak”), River Oak Discovery Fund (“River Oak”), Pin Oak Equity Fund (“Pin Oak”) and Red Oak Technology Select Fund (“Red Oak”), and in the case of the Live Oak Health Sciences Fund (“Live Oak”), to a similarly managed fund for which the Adviser serves as sub-adviser. The Trustees noted that neither Rock Oak Core Growth Fund (“Rock Oak”) nor Black Oak Emerging Technology Fund (“Black Oak”) has a comparable separate account or similarly managed fund.

The Trustees reviewed the Adviser’s commentary and FUSE information regarding the performance data and the various factors contributing to each Fund’s short- and long-term performance. The Trustees took note of the various periods where each Fund outperformed, underperformed or performed in line with its respective peer group averages and benchmark.

White Oak Select Growth Fund. The Trustees noted that the White Oak shares outperformed the FUSE Peer Group Median for the one-year period ended October 31, 2024, underperformed for the three-year and five-year periods ended October 31, 2024, and performed in line for the ten-year period ended October 31, 2024. The Trustees further noted that the White Oak shares underperformed the S&P 500 Total Return USD Index for the one-year, three-year, five-year, ten-year periods ended October 31, 2024.

Pin Oak Equity Fund. The Trustees noted that the Pin Oak shares underperformed the FUSE Peer Group Median for the one-year three-year, five-year and ten-year periods ended October 31, 2024. The Trustees further noted that the Pin Oak shares underperformed the Morningstar U.S. Market Total Return USD Index for the one-year, three-year, five-year and ten-year periods ended October 31, 2024.

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Rock Oak Core Growth Fund. The Trustees noted that the Rock Oak shares outperformed the FUSE Peer Group Median for the one-year and ten-year periods ended October 31, 2024, and underperformed for the three-year and five-year periods ended October 31, 2024. The Trustees further noted that the Rock Oak shares underperformed the Morningstar U.S. Mid Cap Total Return USD Index for the one-year, three-year, five-year and ten-year periods ended October 31, 2024.

River Oak Discovery Fund. The Trustees noted that the River Oak shares outperformed the FUSE Peer Group Median for the five-year and ten-year periods ended October 31, 2024, and underperformed for the one-year and three-year periods ended October 31, 2024. The Trustees further noted that the River Oak shares outperformed the Morningstar U.S. Small Cap Total Return USD Index for the five-year and ten-year periods ended October 31, 2024, and underperformed for the one-year and three-year periods ended October 31, 2024.

Red Oak Technology Select Fund. The Trustees noted that the Red Oak shares outperformed the FUSE Peer Group Median for the three-year period ended October 31, 2024, and underperformed for the one-year, five-year and ten-year periods ended October 31, 2024. The Trustees further noted that the Red Oak shares outperformed the S&P 500 Equal Weight Information Technology Total Return USD Index for the one-year and three-year periods ended October 31, 2024, and underperformed for the five-year and ten-year periods ended October 31, 2024.

Black Oak Emerging Technology Fund. The Trustees noted that the Black Oak shares outperformed the FUSE Peer Group Median for the one-year, three-year, five-year and ten-year periods ended October 31, 2024. The Trustees further noted that the Black Oak shares underperformed the S&P 500 Equal Weight Information Technology Total Return USD Index for the one-year, three-year, five-year and ten-year periods ended October 31, 2024.

Live Oak Health Sciences Fund. The Trustees noted that the Live Oak shares outperformed the FUSE Peer Group Median for the three-year period ended October 31, 2024, underperformed for the one-year, five-year and ten-year periods ended October 31, 2024. The Trustees further noted that the Live Oak shares underperformed the S&P 500 Health Care Select Sector Total Return USD Index for the one-year, three-year, five-year and ten-year periods ended October 31, 2024.

In the case of each Fund with performance that lagged its respective FUSE Peer Group Median or benchmark for certain periods, the Trustees considered explanations provided by the Adviser regarding the various factors contributing to the relative underperformance of such Fund, including, among other things: (i) that the Adviser’s investment decisions, such as security selection and sector allocation, that contributed to such underperformance were consistent with each Fund’s respective investment objective and strategies and with the Adviser’s approach to managing portfolios and (ii) that shorter-term or longer-term performance, as applicable, was competitive when compared to the performance of such Fund’s respective FUSE Peer Group Median or benchmark. The Independent Trustees concluded that the Adviser had adequately explained the factors contributing to each Fund’s performance over such periods.

The Trustees considered the advisory fees paid to the Adviser by each Fund, the total expense ratios of each Fund, and the Adviser’s contractual commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on Fund operating expenses. The Trustees reviewed presentations by Trust officers, including information about the reported fees and expenses of each Fund’s FUSE Peer Groups. The Trustees also received information from the Adviser regarding compensation arrangements for other accounts managed by the Adviser, and evaluated the explanations provided by the Adviser

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Additional Information
As of April 30, 2025 (Unaudited)

as to differences in fees charged to the Funds and such separate accounts. The Trustees considered, among other data, the specific factors and related conclusions set forth below with respect to the Funds:

White Oak Select Growth Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the White Oak shares were in line with and lower than the median of the contractual advisory fee and net total expense ratio for those funds in White Oak’s FUSE Peer Group, respectively.

Pin Oak Equity Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Pin Oak shares were higher and lower than the median of the contractual advisory fee and net total expense ratio for those funds in Pin Oak’s FUSE Peer Group, respectively.

Rock Oak Core Growth Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Rock Oak shares were lower and higher than the median of the contractual advisory fee and net total expense ratio for those funds in Rock Oak’s FUSE Peer Group, respectively.

River Oak Discovery Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the River Oak shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in River Oak’s FUSE Peer Group.

Red Oak Technology Select Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Red Oak shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in Red Oak’s FUSE Peer Group.

Black Oak Emerging Technology Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Black Oak shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in Black Oak’s FUSE Peer Group.

Live Oak Health Sciences Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Live Oak shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in Live Oak’s FUSE Peer Group.

The Trustees noted that The Adviser waived a portion of its advisory fee with respect to Rock Oak during the period ended October 31, 2024 in order to maintain the stated cap on Fund operating expenses. The Independent Trustees further considered the Adviser’s profitability derived from its relationship with the Trust on a Fund-by-Fund basis, based on information reported by the Adviser, including information regarding the financial condition of the Adviser. The Independent Trustees concluded that each Fund’s advisory fee as set forth in the Advisory Agreement, giving effect to the stated caps, was reasonable and did not result in an excessive profit to the Adviser in relation to the nature, extent and quality of services provided. The Independent Trustees also concluded that the overall expense ratio for each Fund was reasonable in comparison to the median expense ratio of funds in each Fund’s respective FUSE Peer Group, and in light of various factors, such as Fund asset size and quality of service.

The Trustees considered the information provided by the Adviser with respect to potential “fall out” benefits to the Adviser from its relationship with the Funds, such as benefits to the Adviser in receipt of research paid for with Fund commissions (i.e., soft dollars) and in attracting and retaining non-Fund advisory clients. The Trustees considered the information they were provided about the Adviser’s portfolio brokerage practices on behalf of the Funds,

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including its policies with respect to obtaining benefits from use of the Funds’ brokerage commissions to obtain research that also could be used for the Adviser’s other clients, and the Independent Trustees concluded that the Adviser’s portfolio brokerage practices appeared to be reasonably designed to achieve best execution on Fund trades.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. In light of the relatively small size of the Funds and the Adviser’s commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on the Funds’ operating expenses, the Trustees determined that such economies of scale were either not present or the current fee structure adequately shares any such economies with Fund shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement with respect to each Fund for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

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CONTACT US

By Mail

Oak Associates Funds

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

By Telephone 1-888-462-5386 Monday through Friday, 8:00 a.m. to 6:00 p.m. ET

On The Web www.oakfunds.com

Click on the My Oak Account section to take advantage of these features:

●	Trade Online

●	Access and Update Account Information

●	Go Paperless with eDelivery

●	View and download account history

●	Establish a systematic investment plan

The Trust files its complete schedule of portfolio holdings of each Fund monthly on Form N-PORT, with every third month made available to the public by the Securities and Exchange Commission sixty days after the end of the Funds’ fiscal quarter.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-462-5386; and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

This report has been prepared for Oak Associates Funds Shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Oak Associates Funds are distributed by Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Oak Associates Funds

By (Signature and Title)	/s/ Charles A. Kiraly
Charles A. Kiraly, Principal Executive Officer

Date	6/26/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles A. Kiraly
Charles A. Kiraly, Principal Executive Officer

Date	6/26/2025

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	6/26/2025